Summary of Net Sales and Operating Income (Loss), Depreciation and Amortization by Reportable Segment (Parenthetical) (Detail) (USD $)	3 Months Ended													12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2014 Wireless [Member]	Mar. 31, 2013 Wireless [Member]	Mar. 31, 2014 Enterprise [Member]	Mar. 31, 2013 Enterprise [Member]	Mar. 31, 2014 Broadband [Member]	Mar. 31, 2013 Broadband [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member]	Dec. 31, 2012 Successor [Member] Wireless [Member]	Dec. 31, 2011 Successor [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Enterprise [Member]	Dec. 31, 2012 Successor [Member] Enterprise [Member]	Dec. 31, 2011 Successor [Member] Enterprise [Member]	Dec. 31, 2013 Successor [Member] Broadband [Member]	Dec. 31, 2012 Successor [Member] Broadband [Member]	Dec. 31, 2011 Successor [Member] Broadband [Member]
Segment Reporting Information [Line Items]
Adjustment to the estimated fair value of contingent consideration	$ (5,400,000)
Restructuring charges	1,980,000				1,803,000			1,238,000	1,120,000	214,000	453,000	528,000	230,000	22,104,000	22,993,000	18,715,000	24,306,000	21,859,000	13,241,000	5,094,000	311,000	1,212,000	(7,296,000)	823,000	4,262,000
Asset impairment charges	$ 0	$ 3,727,000	$ 7,320,000	$ 28,848,000	$ 5,634,000	$ 2,636,000	$ 38,271,000		$ 5,600,000					$ 45,529,000	$ 40,907,000	$ 126,057,000	$ 9,400,000	$ 40,900,000	$ 126,100,000				$ 36,200,000